                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                     VAN KAMPEN WORLDWIDE HIGH INCOME FUND

                      SUPPLEMENT DATED MAY 3, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled INVESTMENT ADVISORY SERVICES -- GENERAL -- PORTFOLIO MANAGEMENT is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. Gordon W. Loery, Stephen F. Esser, Abigail L. McKenna and Deanna L. Loughnane are responsible as co-managers for the day-to-day management of the Fund's investment portfolio.

Mr. Loery, a Principal, joined the Subadviser as a Fixed Income Analyst in 1990. He has shared primary responsibility for managing the Fund's assets since April 1999. Previously, he worked in Fixed Income at Alex Brown and Mabon Nugent and managed commodity pools for a private firm. He has a degree in economics from Cornell University, holds the Chartered Financial Analyst designation and is a member of the New York Society of Securities Analysts.

Mr. Esser, a Managing Director, joined the Subadviser in 1996 and has been a portfolio manager with Miller Anderson & Sherrerd, LLP ("MAS") since 1988. He has shared primary responsibility for managing the Fund's assets since October 1998. Mr. Esser is a member of the New York Society of Security Analysts and has a B.S. degree (Summa Cum Laude; Phi Beta Kappa) from the University of Delaware.

Ms. McKenna, a Principal, joined the Subadviser in 1996. Ms. McKenna has shared primary responsibility for managing the Fund's assets since 1996. She focuses primarily on the trading and management of the emerging markets debt portfolios. Prior to joining the Subadviser, she was a senior portfolio manager at MIMCO and a Limited Partner at Weiss

Peck & Greer from 1991 to 1995 where she was responsible for the trading and management of Corporate Bond Portfolios. She holds a B.A. in International Relations from Georgetown University and holds a Chartered Financial Analyst designation.

Ms. Loughnane, a Principal, joined the Subadviser as a financial analyst in 1997. Ms. Loughnane has shared primary responsibility for managing the Fund's assets since January 2000. Prior to joining the Subadviser, Ms. Loughnane was a Vice President and Senior Corporate Bond Analyst for Putnam Investments from 1993 to 1997.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                                                                   MSWW SPT 5/01
                                                                     454 554 654
                                                                        65009-06

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN INTERNATIONAL MAGNUM FUND

                      SUPPLEMENT DATED MAY 3, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                                                                        MSIM SPT
                                                                     461 561 661
                                                                        65008-06

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE